Related Party Transactions - Summary of Loans to Principal Officers, Directors, and Affiliates (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transactions [Abstract]
Beginning balance	$ 325
New loans	1,305
Effect of changes in composition of related parties	4,774
Net repayments in existing accounts	(28)
Ending balance	$ 6,376